SHARE BASED COMPENSATION - Summary of the non-vested shares activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Non-vested Shares
Outstanding, beginning balance	364,778	279,646	106,767
Granted	253,540	225,627	211,977
Vested	(253,957)	(80,020)	(16,557)
Forfeited	(53,923)	(60,475)	(22,541)
Outstanding, ending balance	310,438	364,778	279,646
Weighted Average Grant Date Fair Value
Outstanding, beginning balance	$ 9.39	$ 12.28	$ 14.75
Granted	3.28	5.12	11.20
Vested	5.44	8.53	14.22
Forfeited	9.25	8.01	12.39
Outstanding, ending balance	$ 7.66	$ 9.39	$ 12.28